Average Annual Total Returns{- Fidelity® MSCI Consumer Discretionary Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Discretionary Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Consumer Discretionary Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Consumer Discretionary Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Consumer Discretionary Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC015 Past 1 year	MC015 Past 5 years	MC015 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	27.53%	12.01%	12.48%	[1]	27.17%	11.67%	12.14%	[1]	16.53%	9.52%	10.03%	[1]	27.63%	12.13%	12.61%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013